LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.59%
Aerospace & Defense–1.48%
†Axon Enterprise, Inc.	17,000	$5,318,960
†Boeing Co.	135,389	26,128,723
General Dynamics Corp.	53,680	15,164,063
Howmet Aerospace, Inc.	91,560	6,265,451
Huntington Ingalls Industries, Inc.	8,500	2,477,495
L3Harris Technologies, Inc.	45,506	9,697,328
Lockheed Martin Corp.	50,502	22,971,845
Northrop Grumman Corp.	33,033	15,811,576
RTX Corp.	312,071	30,436,285
Textron, Inc.	46,322	4,443,669
TransDigm Group, Inc.	13,200	16,257,120
		154,972,515
Air Freight & Logistics–0.46%
CH Robinson Worldwide, Inc.	28,427	2,164,432
Expeditors International of Washington, Inc.	34,876	4,239,875
FedEx Corp.	54,803	15,878,621
United Parcel Service, Inc. Class B	171,824	25,538,201
		47,821,129
Airlines–0.17%
†American Airlines Group, Inc.	161,600	2,480,560
Delta Air Lines, Inc.	155,800	7,458,146
Southwest Airlines Co.	141,081	4,118,154
†United Airlines Holdings, Inc.	72,000	3,447,360
		17,504,220
Auto Components–0.07%
†Aptiv PLC	64,524	5,139,337
BorgWarner, Inc.	58,798	2,042,642
		7,181,979
Automobiles–1.34%
Ford Motor Co.	934,002	12,403,547
General Motors Co.	269,906	12,240,237
†Tesla, Inc.	655,100	115,160,029
		139,803,813
Banks–3.35%
Bank of America Corp.	1,630,801	61,839,974
Citigroup, Inc.	447,562	28,303,821
Citizens Financial Group, Inc.	108,700	3,944,723
Comerica, Inc.	30,052	1,652,559
Fifth Third Bancorp	161,167	5,997,024
Huntington Bancshares, Inc.	337,420	4,707,009
JPMorgan Chase & Co.	681,960	136,596,588
KeyCorp	230,994	3,652,015
M&T Bank Corp.	39,124	5,690,194
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group, Inc.	94,346	$15,246,314
Regions Financial Corp.	217,614	4,578,599
Truist Financial Corp.	320,242	12,483,033
U.S. Bancorp	365,256	16,326,943
Wells Fargo & Co.	847,882	49,143,241
		350,162,037
Beverages–1.41%
Brown-Forman Corp. Class B	44,150	2,279,023
Coca-Cola Co.	921,697	56,389,422
Constellation Brands, Inc. Class A	38,135	10,363,568
Keurig Dr Pepper, Inc.	239,700	7,351,599
Molson Coors Beverage Co. Class B	45,417	3,054,293
†Monster Beverage Corp.	177,602	10,528,247
PepsiCo, Inc.	325,675	56,996,382
		146,962,534
Biotechnology–1.92%
AbbVie, Inc.	416,249	75,798,943
Amgen, Inc.	125,857	35,783,662
†Biogen, Inc.	34,749	7,492,927
Gilead Sciences, Inc.	292,849	21,451,189
†Incyte Corp.	45,900	2,614,923
†Moderna, Inc.	78,500	8,364,960
†Regeneron Pharmaceuticals, Inc.	24,862	23,929,427
†Vertex Pharmaceuticals, Inc.	60,600	25,331,406
		200,767,437
Building Products–0.52%
A O Smith Corp.	30,300	2,710,638
Allegion PLC	21,125	2,845,749
†Builders FirstSource, Inc.	29,000	6,047,950
Carrier Global Corp.	195,461	11,362,148
Johnson Controls International PLC	162,289	10,600,718
Masco Corp.	54,421	4,292,728
Trane Technologies PLC	54,275	16,293,355
		54,153,286
Capital Markets–2.79%
Ameriprise Financial, Inc.	23,982	10,514,668
Bank of New York Mellon Corp.	182,503	10,515,823
BlackRock, Inc.	32,891	27,421,227
Blackstone, Inc.	166,300	21,846,831
Cboe Global Markets, Inc.	24,600	4,519,758
Charles Schwab Corp.	348,625	25,219,533
CME Group, Inc.	85,353	18,375,647
FactSet Research Systems, Inc.	8,900	4,044,071
Franklin Resources, Inc.	67,456	1,896,188
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.	76,586	$31,989,206
Intercontinental Exchange, Inc.	135,830	18,667,117
Invesco Ltd.	107,539	1,784,072
MarketAxess Holdings, Inc.	9,300	2,039,025
Moody's Corp.	37,542	14,755,132
Morgan Stanley	294,588	27,738,406
MSCI, Inc.	18,800	10,536,460
Nasdaq, Inc.	80,231	5,062,576
Northern Trust Corp.	48,484	4,311,197
Raymond James Financial, Inc.	44,450	5,708,269
S&P Global, Inc.	76,137	32,392,487
State Street Corp.	72,290	5,589,463
T Rowe Price Group, Inc.	50,635	6,173,419
		291,100,575
Chemicals–1.58%
Air Products & Chemicals, Inc.	51,499	12,476,663
Albemarle Corp.	28,000	3,688,720
Celanese Corp.	24,000	4,124,640
CF Industries Holdings, Inc.	45,390	3,776,902
Corteva, Inc.	166,227	9,586,311
Dow, Inc.	165,427	9,583,186
DuPont de Nemours, Inc.	101,749	7,801,096
Eastman Chemical Co.	29,327	2,939,152
Ecolab, Inc.	59,657	13,774,801
FMC Corp.	31,301	1,993,874
International Flavors & Fragrances, Inc.	60,304	5,185,541
Linde PLC	114,880	53,341,081
LyondellBasell Industries NV Class A	60,080	6,144,982
Mosaic Co.	81,947	2,660,000
PPG Industries, Inc.	56,456	8,180,474
Sherwin-Williams Co.	55,848	19,397,686
		164,655,109
Commercial Services & Supplies–0.59%
Cintas Corp.	20,108	13,814,799
†Copart, Inc.	206,200	11,943,104
Republic Services, Inc.	49,137	9,406,787
Rollins, Inc.	69,625	3,221,549
Veralto Corp.	52,667	4,669,456
Waste Management, Inc.	85,571	18,239,459
		61,295,154
Communications Equipment–0.81%
†Arista Networks, Inc.	59,700	17,311,806
Cisco Systems, Inc.	957,324	47,780,041
†F5, Inc.	14,796	2,805,174
Juniper Networks, Inc.	73,604	2,727,764
Motorola Solutions, Inc.	38,502	13,667,440
		84,292,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.09%
Quanta Services, Inc.	34,687	$9,011,683
		9,011,683
Construction Materials–0.17%
Martin Marietta Materials, Inc.	14,800	9,086,312
Vulcan Materials Co.	31,763	8,668,758
		17,755,070
Consumer Finance–0.54%
American Express Co.	135,250	30,795,072
Capital One Financial Corp.	90,130	13,419,456
Discover Financial Services	59,211	7,761,970
Synchrony Financial	96,568	4,164,012
		56,140,510
Containers & Packaging–0.21%
Amcor PLC	346,508	3,295,291
Avery Dennison Corp.	18,843	4,206,700
Ball Corp.	73,556	4,954,732
International Paper Co.	75,001	2,926,539
Packaging Corp. of America	20,800	3,947,424
Westrock Co.	55,118	2,725,585
		22,056,271
Distributors–0.11%
Genuine Parts Co.	32,741	5,072,563
LKQ Corp.	61,700	3,295,397
Pool Corp.	9,000	3,631,500
		11,999,460
Diversified Financial Services–4.26%
†Berkshire Hathaway, Inc. Class B	429,269	180,516,200
†Corpay, Inc.	17,500	5,399,450
Fidelity National Information Services, Inc.	142,189	10,547,580
†Fiserv, Inc.	141,024	22,538,456
Global Payments, Inc.	62,845	8,399,863
Jack Henry & Associates, Inc.	17,600	3,057,648
Mastercard, Inc. Class A	194,520	93,674,996
†PayPal Holdings, Inc.	251,344	16,837,534
Visa, Inc. Class A	373,028	104,104,654
		445,076,381
Diversified Telecommunication Services–0.68%
AT&T, Inc.	1,679,040	29,551,104
Verizon Communications, Inc.	995,858	41,786,202
		71,337,306
Electric Utilities–1.48%
Alliant Energy Corp.	63,000	3,175,200
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	125,278	$10,786,436
Constellation Energy Corp.	75,618	13,977,987
Duke Energy Corp.	183,448	17,741,256
Edison International	92,704	6,556,954
Entergy Corp.	50,772	5,365,585
Evergy, Inc.	56,999	3,042,607
Eversource Energy	84,374	5,043,034
Exelon Corp.	239,056	8,981,334
FirstEnergy Corp.	121,806	4,704,148
NextEra Energy, Inc.	487,632	31,164,561
NRG Energy, Inc.	52,155	3,530,372
PG&E Corp.	498,500	8,354,860
Pinnacle West Capital Corp.	27,883	2,083,696
PPL Corp.	174,698	4,809,436
Southern Co.	259,526	18,618,395
Xcel Energy, Inc.	126,577	6,803,514
		154,739,375
Electrical Equipment–0.67%
AMETEK, Inc.	55,400	10,132,660
Eaton Corp. PLC	93,917	29,365,967
Emerson Electric Co.	135,830	15,405,839
†Generac Holdings, Inc.	15,000	1,892,100
Hubbell, Inc.	12,900	5,354,145
Rockwell Automation, Inc.	27,590	8,037,795
		70,188,506
Electronic Equipment, Instruments & Components–0.61%
Amphenol Corp. Class A	141,864	16,364,012
CDW Corp.	32,200	8,236,116
Corning, Inc.	182,860	6,027,066
Jabil, Inc.	29,900	4,005,105
†Keysight Technologies, Inc.	41,900	6,552,322
TE Connectivity Ltd.	72,211	10,487,926
†Teledyne Technologies, Inc.	11,197	4,807,096
†Trimble, Inc.	61,100	3,932,396
†Zebra Technologies Corp. Class A	11,900	3,587,136
		63,999,175
Energy Equipment & Services–0.33%
Baker Hughes Co.	236,597	7,925,999
Halliburton Co.	207,337	8,173,225
Schlumberger NV	338,773	18,568,148
		34,667,372
Entertainment–1.31%
Electronic Arts, Inc.	58,679	7,784,943
†Live Nation Entertainment, Inc.	32,700	3,458,679
†Netflix, Inc.	102,000	61,947,660
†Take-Two Interactive Software, Inc.	38,300	5,687,167
Walt Disney Co.	433,435	53,035,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Warner Bros Discovery, Inc.	536,913	$4,687,250
		136,600,806
Food & Staples Retailing–1.85%
Costco Wholesale Corp.	104,848	76,814,790
Dollar General Corp.	51,829	8,088,434
†Dollar Tree, Inc.	49,583	6,601,976
Kroger Co.	156,046	8,914,908
Sysco Corp.	116,318	9,442,695
Target Corp.	107,738	19,092,251
Walgreens Boots Alliance, Inc.	172,762	3,747,208
Walmart, Inc.	1,013,685	60,993,427
		193,695,689
Food Products–0.80%
Archer-Daniels-Midland Co.	127,223	7,990,877
Bunge Global SA	33,900	3,475,428
Campbell Soup Co.	48,350	2,149,157
Conagra Brands, Inc.	104,552	3,098,921
General Mills, Inc.	137,012	9,586,730
Hershey Co.	35,230	6,852,235
Hormel Foods Corp.	71,672	2,500,636
J M Smucker Co.	23,847	3,001,622
Kellanova	63,677	3,648,055
Kraft Heinz Co.	190,324	7,022,956
Lamb Weston Holdings, Inc.	33,600	3,579,408
McCormick & Co., Inc.	59,838	4,596,157
Mondelez International, Inc. Class A	316,508	22,155,560
Tyson Foods, Inc. Class A	66,550	3,908,481
		83,566,223
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	4,148,563
		4,148,563
Health Care Equipment & Supplies–2.55%
Abbott Laboratories	411,080	46,723,353
†Align Technology, Inc.	17,000	5,574,640
Baxter International, Inc.	120,222	5,138,288
Becton Dickinson & Co.	68,613	16,978,287
†Boston Scientific Corp.	348,787	23,888,422
Cooper Cos., Inc.	46,800	4,748,328
DENTSPLY SIRONA, Inc.	52,975	1,758,240
†Dexcom, Inc.	91,300	12,663,310
†Edwards Lifesciences Corp.	140,848	13,459,435
GE HealthCare Technologies, Inc.	90,649	8,240,901
†Hologic, Inc.	54,100	4,217,636
†IDEXX Laboratories, Inc.	19,200	10,366,656
†Insulet Corp.	15,300	2,622,420
†Intuitive Surgical, Inc.	82,707	33,007,537
Medtronic PLC	312,296	27,216,596
ResMed, Inc.	35,000	6,931,050
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS PLC	23,700	$5,328,234
Stryker Corp.	79,512	28,454,959
Teleflex, Inc.	10,800	2,442,636
Zimmer Biomet Holdings, Inc.	49,690	6,558,086
		266,319,014
Health Care Providers & Services–2.62%
Cardinal Health, Inc.	58,061	6,497,026
Cencora, Inc.	38,678	9,398,367
†Centene Corp.	126,774	9,949,224
Cigna Group	68,802	24,988,198
CVS Health Corp.	295,742	23,588,382
†DaVita, Inc.	13,328	1,839,930
Elevance Health, Inc.	55,288	28,669,040
HCA Healthcare, Inc.	47,100	15,709,263
†Henry Schein, Inc.	32,400	2,446,848
Humana, Inc.	28,532	9,892,615
Laboratory Corp. of America Holdings	19,847	4,335,776
McKesson Corp.	30,794	16,531,759
†Molina Healthcare, Inc.	13,800	5,669,454
Quest Diagnostics, Inc.	27,611	3,675,300
UnitedHealth Group, Inc.	218,146	107,916,826
Universal Health Services, Inc. Class B	15,000	2,736,900
		273,844,908
Health Care REITs–0.18%
Healthpeak Properties, Inc.	137,323	2,574,806
Ventas, Inc.	94,695	4,123,020
Welltower, Inc.	130,901	12,231,390
		18,929,216
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	172,851	3,574,559
		3,574,559
Hotels, Restaurants & Leisure–2.05%
†Airbnb, Inc. Class A	102,100	16,842,416
Booking Holdings, Inc.	8,275	30,020,707
†Caesars Entertainment, Inc.	53,000	2,318,220
†Carnival Corp.	241,391	3,944,329
†Chipotle Mexican Grill, Inc.	6,522	18,957,954
Darden Restaurants, Inc.	28,230	4,718,644
Domino's Pizza, Inc.	8,100	4,024,728
†Expedia Group, Inc.	30,149	4,153,025
Hilton Worldwide Holdings, Inc.	59,000	12,585,290
Las Vegas Sands Corp.	88,500	4,575,450
Marriott International, Inc. Class A	58,727	14,817,409
McDonald's Corp.	171,818	48,444,085
†MGM Resorts International	65,400	3,087,534
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings Ltd.	105,800	$2,214,394
†Royal Caribbean Cruises Ltd.	54,300	7,548,243
Starbucks Corp.	268,006	24,493,068
Wynn Resorts Ltd.	21,950	2,243,949
Yum! Brands, Inc.	67,324	9,334,473
		214,323,918
Household Durables–0.39%
DR Horton, Inc.	69,874	11,497,767
Garmin Ltd.	35,924	5,348,006
Lennar Corp. Class A	59,043	10,154,215
†Mohawk Industries, Inc.	12,200	1,596,858
†NVR, Inc.	750	6,074,970
PulteGroup, Inc.	51,441	6,204,813
		40,876,629
Household Products–1.23%
Church & Dwight Co., Inc.	58,300	6,081,273
Clorox Co.	29,285	4,483,826
Colgate-Palmolive Co.	196,152	17,663,488
Kimberly-Clark Corp.	79,731	10,313,205
Procter & Gamble Co.	554,931	90,037,555
		128,579,347
Independent Power and Renewable Electricity Producers–0.03%
AES Corp.	166,115	2,978,442
		2,978,442
Industrial Conglomerates–0.87%
3M Co.	129,483	13,734,262
General Electric Co.	257,847	45,259,884
Honeywell International, Inc.	154,872	31,787,478
		90,781,624
Industrial REITs–0.27%
Prologis, Inc.	217,422	28,312,693
		28,312,693
Insurance–2.16%
Aflac, Inc.	122,822	10,545,497
Allstate Corp.	62,772	10,860,184
American International Group, Inc.	162,644	12,713,881
Aon PLC Class A	47,454	15,836,349
†Arch Capital Group Ltd.	89,200	8,245,648
Arthur J Gallagher & Co.	51,100	12,777,044
Assurant, Inc.	13,216	2,487,780
Brown & Brown, Inc.	55,100	4,823,454
Chubb Ltd.	95,246	24,681,096
Cincinnati Financial Corp.	36,675	4,553,935
Everest Group Ltd.	10,600	4,213,500
Globe Life, Inc.	19,779	2,301,682
Hartford Financial Services Group, Inc.	70,789	7,294,806
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Loews Corp.	42,908	$3,359,267
Marsh & McLennan Cos., Inc.	115,569	23,804,903
MetLife, Inc.	143,715	10,650,719
Principal Financial Group, Inc.	52,033	4,490,968
Progressive Corp.	137,718	28,482,837
Prudential Financial, Inc.	85,125	9,993,675
Travelers Cos., Inc.	54,206	12,474,969
W R Berkley Corp.	47,300	4,183,212
Willis Towers Watson PLC	24,801	6,820,275
		225,595,681
Interactive Media & Services–6.14%
†Alphabet, Inc. Class A	1,390,500	209,868,165
†Alphabet, Inc. Class C	1,164,060	177,239,776
†Match Group, Inc.	62,100	2,252,988
Meta Platforms, Inc. Class A	519,200	252,113,136
		641,474,065
IT Services–1.16%
Accenture PLC Class A	147,767	51,217,520
†Akamai Technologies, Inc.	35,303	3,839,554
Cognizant Technology Solutions Corp. Class A	118,316	8,671,380
†EPAM Systems, Inc.	13,400	3,700,544
†Gartner, Inc.	18,400	8,770,728
International Business Machines Corp.	215,463	41,144,815
†VeriSign, Inc.	21,087	3,996,197
		121,340,738
Leisure Products–0.02%
Hasbro, Inc.	32,584	1,841,648
		1,841,648
Life Sciences Tools & Services–1.41%
Agilent Technologies, Inc.	69,037	10,045,574
†Bio-Rad Laboratories, Inc. Class A	5,300	1,833,111
Bio-Techne Corp.	38,100	2,681,859
†Charles River Laboratories International, Inc.	12,200	3,305,590
Danaher Corp.	154,901	38,681,878
†Illumina, Inc.	38,300	5,259,356
†IQVIA Holdings, Inc.	43,400	10,975,426
†Mettler-Toledo International, Inc.	5,100	6,789,579
Revvity, Inc.	29,575	3,105,375
Thermo Fisher Scientific, Inc.	91,553	53,211,519
†Waters Corp.	14,216	4,893,573
West Pharmaceutical Services, Inc.	17,700	7,004,067
		147,786,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.83%
Caterpillar, Inc.	120,081	$44,001,281
Cummins, Inc.	31,557	9,298,270
Deere & Co.	61,200	25,137,288
Dover Corp.	33,251	5,891,745
Fortive Corp.	82,571	7,102,757
IDEX Corp.	17,600	4,294,752
Illinois Tool Works, Inc.	63,919	17,151,385
Ingersoll Rand, Inc.	96,581	9,170,366
Nordson Corp.	13,300	3,651,382
Otis Worldwide Corp.	96,480	9,577,570
PACCAR, Inc.	121,632	15,068,988
Parker-Hannifin Corp.	30,482	16,941,591
Pentair PLC	40,494	3,459,807
Snap-on, Inc.	11,575	3,428,747
Stanley Black & Decker, Inc.	36,640	3,588,155
Westinghouse Air Brake Technologies Corp.	42,109	6,134,439
Xylem, Inc.	57,173	7,389,039
		191,287,562
Media–0.59%
†Charter Communications, Inc. Class A	23,000	6,684,490
Comcast Corp. Class A	933,144	40,451,793
Fox Corp. Class A	88,885	2,691,279
Interpublic Group of Cos., Inc.	88,680	2,893,628
News Corp. Class A	118,390	3,121,274
Omnicom Group, Inc.	46,297	4,479,698
Paramount Global Class B	125,000	1,471,250
		61,793,412
Metals & Mining–0.41%
Freeport-McMoRan, Inc.	343,161	16,135,430
Newmont Corp.	277,532	9,946,747
Nucor Corp.	58,343	11,546,080
Steel Dynamics, Inc.	36,500	5,410,395
		43,038,652
Multiline Retail–3.81%
†Amazon.com, Inc.	2,157,760	389,216,749
eBay, Inc.	121,444	6,409,814
†Etsy, Inc.	27,300	1,876,056
		397,502,619
Multi-Utilities–0.60%
Ameren Corp.	58,701	4,341,526
CenterPoint Energy, Inc.	148,135	4,220,366
CMS Energy Corp.	67,838	4,093,345
Consolidated Edison, Inc.	81,612	7,411,186
Dominion Energy, Inc.	200,952	9,884,829
DTE Energy Co.	48,292	5,415,465
NiSource, Inc.	101,995	2,821,182
Public Service Enterprise Group, Inc.	119,189	7,959,441
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra	149,476	$10,736,861
WEC Energy Group, Inc.	75,258	6,180,187
		63,064,388
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	36,700	4,730,997
Boston Properties, Inc.	33,712	2,201,731
		6,932,728
Oil, Gas & Consumable Fuels–3.60%
APA Corp.	76,326	2,624,088
Chevron Corp.	408,816	64,486,636
ConocoPhillips	279,052	35,517,739
Coterra Energy, Inc.	168,096	4,686,516
Devon Energy Corp.	150,914	7,572,864
Diamondback Energy, Inc.	43,200	8,560,944
EOG Resources, Inc.	138,702	17,731,664
EQT Corp.	89,300	3,310,351
Exxon Mobil Corp.	936,610	108,871,546
Hess Corp.	64,320	9,817,805
Kinder Morgan, Inc.	457,981	8,399,372
Marathon Oil Corp.	142,629	4,042,106
Marathon Petroleum Corp.	86,330	17,395,495
Occidental Petroleum Corp.	158,538	10,303,385
ONEOK, Inc.	134,577	10,789,038
Phillips 66	100,871	16,476,269
Pioneer Natural Resources Co.	55,214	14,493,675
Targa Resources Corp.	53,600	6,002,664
Valero Energy Corp.	80,845	13,799,433
Williams Cos., Inc.	280,918	10,947,374
		375,828,964
Personal Products–0.17%
Estee Lauder Cos., Inc. Class A	55,767	8,596,483
Kenvue, Inc.	405,971	8,712,138
		17,308,621
Pharmaceuticals–3.85%
Bristol-Myers Squibb Co.	478,466	25,947,211
†Catalent, Inc.	44,600	2,517,670
Eli Lilly & Co.	188,128	146,356,059
Johnson & Johnson	567,752	89,812,689
Merck & Co., Inc.	597,381	78,824,423
Pfizer, Inc.	1,328,448	36,864,432
Viatris, Inc.	278,751	3,328,287
Zoetis, Inc.	107,421	18,176,707
		401,827,478
Professional Services–0.68%
Automatic Data Processing, Inc.	96,468	24,091,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Broadridge Financial Solutions, Inc.	28,100	$5,756,566
†Dayforce, Inc.	38,000	2,515,980
Equifax, Inc.	29,318	7,843,151
Jacobs Solutions, Inc.	29,534	4,540,262
Leidos Holdings, Inc.	30,600	4,011,354
Paychex, Inc.	77,176	9,477,213
Paycom Software, Inc.	12,000	2,388,120
Robert Half, Inc.	25,517	2,022,988
Verisk Analytics, Inc.	34,400	8,109,112
		70,756,664
Real Estate Management & Development–0.15%
†CBRE Group, Inc. Class A	69,476	6,755,846
†CoStar Group, Inc.	96,200	9,292,920
		16,048,766
Residential REITs–0.28%
AvalonBay Communities, Inc.	33,348	6,188,055
Camden Property Trust	25,600	2,519,040
Equity Residential	81,342	5,133,493
Essex Property Trust, Inc.	14,900	3,647,669
Invitation Homes, Inc.	137,900	4,910,619
Mid-America Apartment Communities, Inc.	28,700	3,776,346
UDR, Inc.	69,400	2,596,254
		28,771,476
Retail REITs–0.28%
Federal Realty Investment Trust	18,400	1,879,008
Kimco Realty Corp.	153,145	3,003,173
Realty Income Corp.	199,300	10,782,130
Regency Centers Corp.	36,900	2,234,664
Simon Property Group, Inc.	75,648	11,838,156
		29,737,131
Road & Rail–1.12%
CSX Corp.	470,812	17,453,000
JB Hunt Transport Services, Inc.	19,200	3,825,600
Norfolk Southern Corp.	52,632	13,414,318
Old Dominion Freight Line, Inc.	41,200	9,035,572
†Uber Technologies, Inc.	487,400	37,524,926
Union Pacific Corp.	143,402	35,266,854
		116,520,270
Semiconductors & Semiconductor Equipment–10.20%
†Advanced Micro Devices, Inc.	380,983	68,763,622
Analog Devices, Inc.	116,523	23,047,084
Applied Materials, Inc.	195,953	40,411,387
Broadcom, Inc.	103,985	137,822,759
†Enphase Energy, Inc.	31,800	3,847,164
†First Solar, Inc.	24,700	4,169,360
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,000,828	$44,206,573
KLA Corp.	31,821	22,229,196
Lam Research Corp.	30,950	30,070,091
Microchip Technology, Inc.	126,506	11,348,853
Micron Technology, Inc.	257,059	30,304,686
Monolithic Power Systems, Inc.	11,000	7,451,620
NVIDIA Corp.	583,040	526,811,622
NXP Semiconductors NV	60,500	14,990,085
†ON Semiconductor Corp.	99,600	7,325,580
†Qorvo, Inc.	23,900	2,744,437
QUALCOMM, Inc.	262,924	44,513,033
Skyworks Solutions, Inc.	37,100	4,018,672
Teradyne, Inc.	35,500	4,005,465
Texas Instruments, Inc.	213,624	37,215,437
		1,065,296,726
Software–10.66%
†Adobe, Inc.	106,500	53,739,900
†ANSYS, Inc.	20,700	7,186,212
†Autodesk, Inc.	49,703	12,943,655
†Cadence Design Systems, Inc.	64,800	20,170,944
†Fair Isaac Corp.	5,900	7,372,699
†Fortinet, Inc.	151,100	10,321,641
Gen Digital, Inc.	130,925	2,932,720
Intuit, Inc.	66,340	43,121,000
Microsoft Corp.	1,753,988	737,937,831
Oracle Corp.	375,578	47,176,353
†Palo Alto Networks, Inc.	73,000	20,741,490
†PTC, Inc.	27,800	5,252,532
Roper Technologies, Inc.	24,864	13,944,726
Salesforce, Inc.	228,236	68,740,118
†ServiceNow, Inc.	48,300	36,823,920
†Synopsys, Inc.	36,300	20,745,450
†Tyler Technologies, Inc.	10,100	4,292,601
		1,113,443,792
Specialized REITs–0.99%
American Tower Corp.	109,603	21,656,457
Crown Castle, Inc.	102,965	10,896,786
Digital Realty Trust, Inc.	71,500	10,298,860
Equinix, Inc.	21,942	18,109,391
Extra Space Storage, Inc.	50,400	7,408,800
Four Corners Property Trust, Inc.	1	24
Iron Mountain, Inc.	68,400	5,486,364
Public Storage	37,551	10,892,043
SBA Communications Corp.	26,200	5,677,540
VICI Properties, Inc.	240,000	7,149,600
Weyerhaeuser Co.	165,407	5,939,765
		103,515,630
Specialty Retail–2.06%
†AutoZone, Inc.	4,027	12,691,694
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Bath & Body Works, Inc.	56,643	$2,833,283
Best Buy Co., Inc.	44,877	3,681,260
†CarMax, Inc.	39,109	3,406,785
Home Depot, Inc.	234,685	90,025,166
Lowe's Cos., Inc.	135,597	34,540,624
†O'Reilly Automotive, Inc.	14,057	15,868,666
Ross Stores, Inc.	80,326	11,788,644
TJX Cos., Inc.	267,992	27,179,749
Tractor Supply Co.	26,100	6,830,892
†Ulta Beauty, Inc.	11,700	6,117,696
		214,964,459
Technology Hardware, Storage & Peripherals–5.99%
Apple, Inc.	3,426,356	587,551,527
Hewlett Packard Enterprise Co.	301,776	5,350,488
HP, Inc.	209,976	6,345,475
NetApp, Inc.	50,543	5,305,499
Seagate Technology Holdings PLC	47,572	4,426,575
†Super Micro Computer, Inc.	11,400	11,514,342
†Western Digital Corp.	77,134	5,263,624
		625,757,530
Textiles, Apparel & Luxury Goods–0.46%
†Deckers Outdoor Corp.	5,900	5,553,434
†Lululemon Athletica, Inc.	27,300	10,664,745
NIKE, Inc. Class B	286,368	26,912,864
Ralph Lauren Corp.	8,872	1,665,807
Tapestry, Inc.	52,334	2,484,818
VF Corp.	78,252	1,200,386
		48,482,054
Tobacco–0.49%
Altria Group, Inc.	414,001	18,058,723
Philip Morris International, Inc.	364,916	33,433,604
		51,492,327
Trading Companies & Distributors–0.31%
Fastenal Co.	137,006	10,568,643
United Rentals, Inc.	16,100	11,609,871
WW Grainger, Inc.	10,453	10,633,837
		32,812,351
Water Utilities–0.05%
American Water Works Co., Inc.	46,600	5,694,986
		5,694,986
Wireless Telecommunication Services–0.19%
T-Mobile U.S., Inc.	121,415	19,817,356
		19,817,356
Total Common Stock (Cost $2,790,091,592)		10,403,909,734

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	41,955,879	$41,955,879
Total Money Market Fund (Cost $41,955,879)		41,955,879

TOTAL INVESTMENTS–99.99% (Cost $2,832,047,471)	$10,445,865,613
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	1,317,799
NET ASSETS APPLICABLE TO 357,646,639 SHARES OUTSTANDING–100.00%	$10,447,183,412

†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
189	E-mini S&P 500 Index	$50,165,325	$49,109,043	6/21/24	$1,056,282	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,403,909,734	$—	$—	$10,403,909,734
Money Market Fund	41,955,879	—	—	41,955,879
Total Investments	$10,445,865,613	$—	$—	$10,445,865,613
Derivatives:

Assets:
Futures Contract	$1,056,282	$—	$—	$1,056,282
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9